Management of financial risks - Rate impact (Details) - Foreign Exchange Risk [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Positive Change of 5% in exchange rate [Member]
Change in foreign exchange rate
Percentage Of Reasonably Possible Increase In Risk Assumption	5.00%	5.00%	5.00%
Positive Change of 5% in exchange rate [Member] | ILS
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to positive change in exchange rate.	€ (32)	€ (32)	€ (27)
Increase (Decrease) in pre-tax equity due to positive change in exchange rates	(33)	(191)	(130)
Positive Change of 5% in exchange rate [Member] | USD
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to positive change in exchange rate.	(118)	(79)
Increase (Decrease) in pre-tax equity due to positive change in exchange rates	(113)	(156)	(54)
Positive Change of 5% in exchange rate [Member] | AUD
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to positive change in exchange rate.	(28)	(20)	(33)
Increase (Decrease) in pre-tax equity due to positive change in exchange rates	€ (87)	€ (431)	€ (319)
Negative Change of 5% in exchange rate [Member]
Change in foreign exchange rate
Percentage Of Reasonably Possible Decrease In Risk Assumption	(5.00%)	(5.00%)	(5.00%)
Negative Change of 5% in exchange rate [Member] | ILS
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to negative change in exchange rate	€ 35	€ 35	€ 30
Increase (Decrease) in pretax equity due to negative change in exchange rate.	36	211	143
Negative Change of 5% in exchange rate [Member] | USD
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to negative change in exchange rate	130	87
Increase (Decrease) in pretax equity due to negative change in exchange rate.	125	173	59
Negative Change of 5% in exchange rate [Member] | AUD
Change in foreign exchange rate
Increase (Decrease) on loss before tax due to negative change in exchange rate	29	22	36
Increase (Decrease) in pretax equity due to negative change in exchange rate.	€ 96	€ 477	€ 352